MAJOR VENDOR	12 Months Ended
Dec. 28, 2025
MAJOR VENDOR
MAJOR VENDOR

NOTE 13 – MAJOR VENDORS

We purchase products from a variety of vendors. The food supply business is highly competitive, and the Company has several alternative suppliers available. In July 2024, BTND changed its primary supplier relationship. For the year ended December 28, 2025, approximately 38.7% of our food and paper cost of goods sold was attributable to product purchases from a single vendor. On December 28, 2025, the amount due to the major vendor totaled approximately $14,000. On December 29, 2024, the amount due to the former primary vendor was $257,268.